Annual Fund Operating Expenses - Langar Global HealthTech ETF [Member]	Apr. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.85%